Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Basic and Diluted Earnings (Loss) per Share Numerator:
Net income (loss)	$ 17,382	$ 15,572	$ 20,645	$ 14,007	$ 8,572	$ (27,051)	$ 19,058	$ 5,800	$ (2,762)	$ 58,796	$ (4,955)	$ (73,948)
Convertible preferred stock and dividends										0	0	29,055
Net income (loss) attributable to common stockholders										$ 58,796	$ (4,955)	$ (103,003)
Basic and Diluted Earnings (Loss) per Share Denominator:
Weighted-average shares outstanding - Basic (shares)	62,642				62,466					62,486	62,527	50,998
Effect of diluted securities: Stock options	3,278				0
Weighted-average shares outstanding - Diluted (shares)	65,920				62,466					62,820	62,527	50,998
Net income (loss) per share
Basic (in dollars per share)	$ 0.28	$ 0.25	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)
Diluted (in dollars per share)	$ 0.26	$ 0.24	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,300